Earnings per share - additional information (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Line Items]
Increase in basic earnings per share	(28.60%)
Basic (in GBP per share)	£ 1.461	£ 2.046
Increase/(decrease) in adjusted diluted earnings per share	5.90%
Adjusted diluted earnings per share (in GBP per share)	£ 1.716	£ 1.620
Coupon on perpetual hybrid bonds net of tax	£ (28)	£ (22)
Share buy-back programme | Ordinary shares
Earnings Per Share [Line Items]
Shares brought back and cancelled	14,609,571
FII GLO
Earnings Per Share [Line Items]
Interest income (expense)	£ (315)
Adjusting tax credit (debit) on litigation settlements	£ 95
ITC Hotels Limited
Earnings Per Share [Line Items]
Gains (losses) Arising From Difference Between Carrying Value And Fair Value, Net Of Tax, Demerger Operation		(333)
ITC Ltd.
Earnings Per Share [Line Items]
Adjustments for gain on disposal of investments in subsidiaries, joint ventures and associates		£ 904